Condensed Consolidated Statement of Cash Flows $ in Thousands	9 Months Ended
Mar. 31, 2026 USD ($)
Cash flows from operating activities:
Net Loss	$ (165,351)
Adjustments to reconcile net loss to net cash used in operating activities:
IPR&D write-off from Sonnet acquisition	35,605
Unrealized gain on HYPE digital assets	(105,235)
Loss on HYPE contribution commitment	169,156
Non cash staking revenue	(3,126)
Stock-based compensation	186
Deferred income tax	60,465
Changes in operating assets and liabilities:
Prepaids and other current assets	(2,314)
Receivable from related party	(779)
Other non-current assets	204
Accounts payable	(752)
Other current liabilities	(3,370)
Net cash used in operating activities	(15,311)
Cash flows from investing activities:
Purchases of HYPE digital assets	(169,373)
Purchases of USDC	(3,873)
Sales of USDC	3,373
Cash received for the acquisition of Sonnet	10,347
Equity method investment	(1,325)
Net cash used in investing activities	(160,851)
Cash flows from financing activities:
Proceeds from issuance of equity	302,113
Payments for equity issuance costs	(2,315)
Repurchases of common stock	(10,572)
Net cash provided by financing activities	289,226
Net increase (decrease) in cash and cash equivalents	113,064
Cash and cash equivalents, beginning of period	0
Cash and cash equivalents, end of period	113,064
Cash paid during the period for:
Interest	0
Taxes	0
Supplemental disclosure of non-cash investing and financing activities:
Contributions of HYPE digital assets	580,466
Equity issued in acquisition of Sonnet	39,572
Deferred purchase price for equity method investment included in other current liabilities	1,000
Transfer of assets in exchange for equity method investment	$ 711